Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income			$ 154,572	$ 383,150
Income and Franchise Tax	$ (2,473)	$ (107,823)	(93,535)	(238,501)
Net Earnings			61,037	144,649
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted			10,000,000	10,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock			0.01	0.01
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	5,498,071	1,428,859	596.380	(6,480,701)
Redeemable Net Earnings		(217,348)	(61,037)	(144,649)
Non-Redeemable Net Loss	5,498,071	1,211,334	(535,343)	(6,625,350)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	$ 2.20	$ 0.48	$ (0.26)	$ (2.65)